Related party transactions - Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Compensation of key management personnel
Short term employee benefits	€ 4,437	€ 4,236	€ 3,126
Post employment benefits	144	153	115
Termination benefits	470
Sharebased payment	21,847	13,363	12,041
Employer social security contributions stock options	9,160	2,792	3,073
Total	36,058	20,544	18,355
Expense from share-based payment transactions with employees	39,600	19,200	4,300
Key management personnel of entity or parent [member]
Compensation of key management personnel
Expense from share-based payment transactions with employees	€ 14,400	€ 10,700	€ 2,300